Note 3 - Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jan. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

Balance – beginning	$0
Goodwill resulting from acquisitions occurring in April 2013	31,037,564
Balance - June 30, 2013	$31,037,564

Balance at January 31, 2010	$10,797,649
Contingent payments	247,640
Effects of foreign exchange	(169,271)
Balance at January 31, 2011	10,876,018
Contingent payments	99,723
Effects of foreign exchange	(6,593)
Balance at January 31, 2012	10,969,148
Effects of foreign exchange	3,399
Balance at January 31, 2013	$10,972,547

Schedule of Finite-Lived Intangible Assets [Table Text Block]

	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net carrying Amount
Software and technology	5	$9,607,000	(380,494)	9,226,506
Customer relationships	7	17,276,000	(461,830)	16,814,170
Partner relationships	7	8,000,000	(225,320)	7,774,680
Tradenames and trademarks	5	3,318,000	(29,589)	3,288,411
Covenant not-to-compete	4	1,600,000	(78,904)	1,521,096
Total		$39,801,000	(1,164,845)	38,624,863

	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated Amortization	Net carrying Amount
Software and technology	5	$6,430,000	$(6,430,000)
Customer relationships	8	4,921,204	(4,399,984)	521,220
Tradenames and trademarks	7	463,068	(299,845)	163,223
Covenant not-to-compete	5	270,952	(270,952)
Total		$12,085,224	$(11,400,781)	$684,443

	January 31, 2013
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,430,000)	$-
Customer relationships	8	4,921,204	(4,399,984)	521,220
Tradename	7	463,068	(299,845)	163,223
Covenant not-to-compete	5	270,952	(270,952)	-
Total		$12,085,224	$(11,400,781)	$684,443

	January 31, 2012
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,408,510)	$21,490
Customer relationships	8	4,916,569	(3,912,070)	1,004,499
Tradename	7	462,776	(246,998)	215,778
Covenant not-to-compete	5	270,623	(248,388)	22,235
Total		$12,079,968	$(10,815,966)	$1,264,002

	January 31, 2011
	Weighted Average Amortization Years	Gross Carrying Amount	Accumulated amortization	Net carrying amount
Software	5	$6,430,000	$(6,302,510)	$127,490
Customer relationships	8	4,926,983	(3,255,537)	1,671,446
Tradename	7	463,432	(194,836)	268,596
Covenant not-to-compete	5	271,361	(194,707)	76,654
Total		$12,091,776	$(9,947,590)	$2,144,186

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

2013	$4,138,082
2014	5,900,000
2015	5,900,000
2016	5,900,000
2017	5,900,000
Thereafter	12,062,918
$39,801,000

2014	$157,263
2015	143,595
2016	140,120
2017	140,120
2018	103,343